Earnings per share - Summary of weighted average number of ordinary shares (Details)		12 Months Ended
	May 01, 2019 shares	Dec. 31, 2021 ₩ / shares d shares		Dec. 31, 2020 ₩ / shares d shares		Dec. 31, 2019 shares	[1],[2]
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares		534,075,202		533,376,758
Number of days | ₩ / shares		194,928,230,872		183,125,656,449
Days | d		365		366
Weighted average number of ordinary shares	516,599,554	534,049,948	[1],[2]	500,343,324	[1],[2]	477,346,731
Common stocks
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares		516,599,554		516,599,554
Number of days | ₩ / shares		188,558,837,210		178,880,869,852
Preferred stocks
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares		17,482,000		17,482,000
Number of days | ₩ / shares		6,380,930,000		6,398,412,000
Treasury stocks
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares		(6,352)		(704,796)
Number of days | ₩ / shares		(11,536,338)		(2,153,625,403)

[1]	The number of basic ordinary shares outstanding is 516,599,554 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.
[2]	Treasury stock has retired on June 1, 2020.